Label	Element	Value
MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Matthews Emerging Markets Sustainable Future Fund (formerly known as the Matthews Asia ESG Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of this Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Matthews Emerging Markets Sustainable Future Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies of any market capitalization located in emerging market countries that satisfy one or more of the Fund’s environmental, social and governance (“ESG”) standards. Up to 20% of the Fund’s net assets may be invested in companies that do not satisfy these ESG standards. The Fund may also invest in companies located in developed countries; however, the Fund may not invest in any company located in a developed country if, at the time of purchase, more than 20% of the Fund’s assets are invested in developed market companies.
Emerging market countries generally include every country in the world except the United States, Australia, Canada, Hong Kong, Israel, Japan, New Zealand, Singapore and most of the countries in Western Europe. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging market countries with newer or even less developed economies and markets, such as Sri Lanka and Vietnam. The list of emerging market countries and frontier market countries may change from time to time.
A company or other issuer is considered to be “located” in a country or a region, and a security or instrument is deemed to be an emerging market (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project that has at least 50% of its assets or operations in that country or region; (iii) it is at least 50% secured or backed by assets located in that country or region; (iv) it is a component of or its issuer is included in the MSCI Emerging Markets Index, the Fund’s primary benchmark index; or (v) it is denominated in the currency of an emerging market country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an ssuer should be included within a region or country. The Fund may also invest in depositary receipts that are treated as emerging markets investments, including American, European and Global Depositary Receipts, and in convertible securities and fixed-income securities, of any duration or quality, including high yield securities (also known as “junk bonds”).
In implementing its strategy for this Fund, Matthews will use any one or more of the Fund’s following key ESG standards to evaluate potential investments: whether the issuer has adopted and followed (i) sustainable environmental practices, responsible resource management and energy efficiency practices, (ii) policies related to social responsibility, employee welfare, diversity and inclusion, or (iii) sound governance practices that align interests of shareholders and management and demonstrate a commitment to integration of sustainability or ESG considerations. Businesses that meet one or more of the Fund’s ESG standards are generally businesses that currently engage in practices or have business objectives that, in the judgment of Matthews, if continued to be followed or if successfully implemented would make human or business activity less destructive to the environment or businesses that promote positive environmental, social and economic developments. Matthews uses various sources of information, including non‑governmental organizations (NGOs), primary research, and third-party data sources such as negative news monitoring services and ESG data and research providers, in analyzing whether a company satisfies the Fund’s ESG standards. However, it is Matthews’ determination, based on its own analysis, as to whether a company satisfies those standards and is eligible for investment by the Fund.
In addition to traditional financial data, the stock selection process takes into consideration the Fund’s ESG standards that help identify companies that Matthews believes contribute (or have the potential to contribute) to a sustainable future by addressing global environmental and social challenges. Matthews will use these standards to help identify companies that are contributing (or have the potential to contribute) to positive outcomes in environmental, social and governance focus areas including, for example, climate change mitigation and adaptation, clean environment (such as pollution alleviation), sustainable production and consumption (such as energy efficiency), health and well-being (such as food security), human capital developments (such as training and equality), sustainable and inclusive development, or corporate governance practices that demonstrate a strong commitment to the integration of the Fund’s ESG standards. Matthews will also employ a negative screening process using data and ratings from various third-party data providers and Matthews’ own internal analysis to exclude, in the ultimate determination of Matthews, companies that Matthews believes do not meet the Fund’s ESG standards. This screening process may use various thresholds based on the percentage of revenue derived from certain sectors, including (1) the production or sale of tobacco products, (2) controversial weapons (e.g., cluster munitions) or the production of or military contracting for weapons, and (3) the exploration, extraction, or production of energy using certain fossil fuels, including thermal coal. The screening process is also used to help Matthews exclude companies that are in severe breach of the goals of the UN Global Compact or the OECD Guidelines for Multinational Enterprises. The ESG characteristics used by Matthews to identify or exclude potential investments may change from time to time.
The Fund engages its portfolio companies on sustainability matters primarily through active dialogue and proxy voting, which will be voted according to the Fund’s ESG standards, and by encouraging enhanced ESG disclosure. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.
The Fund’s primary focus is long-term capital appreciation. In achieving this objective, the Fund seeks to invest in companies that Matthews believes to be undervalued but of high quality and run by management teams with good operating and governance track records. While the Fund may invest in companies across the market capitalization spectrum, it has in the past invested, and may continue to invest, a substantial portion of Fund assets in smaller companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:
Risks Associated with Emerging and Frontier Markets: Emerging and frontier markets are often less stable politically and economically than developed markets such as the U.S., and investing in these markets involves different and greater risks due to, among other factors, different accounting standards; variable quality and reliability of financial information and related audits of companies; higher brokerage costs and thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments. There may be less publicly available information about companies in many emerging market countries, and the stock exchanges and brokerage industries in many emerging market countries typically do not have the level of government oversight as do those in the U.S. Securities markets of many emerging market countries are also substantially smaller, less liquid and more volatile than securities markets in the U.S. Additionally, investors may have substantial difficulties bringing legal actions to enforce or protect investors’ rights, which can increase the risks of loss. Frontier markets, a subset of emerging markets, generally have smaller economies and even less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes, which could lead to greater price volatility and illiquidity.
Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.
Geopolitical Events Risk: The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the global financial markets.
Currency Risk: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in U.S. dollar terms if that currency weakens against the U.S. dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.
Sustainable and ESG Investing Risk: The Fund’s sustainability and ESG strategy may select or exclude securities of certain issuers for reasons other than potential performance. The Fund’s consideration of its ESG standards in making its investment decisions may reduce or increase the Fund’s exposure to certain issuers, industries, sectors, regions or countries or cause the Fund to forego certain investment opportunities which may lower the performance of the Fund as compared to funds that do not utilize a sustainability or ESG strategy. Sustainability and ESG investing is qualitative and subjective by nature, and there is no guarantee that the standards used by Matthews or any judgment exercised by Matthews will reflect the opinions of any particular investor. Although an investment by the Fund in a company may satisfy one or more of the Fund’s ESG standards in the view of the portfolio managers, there is no guarantee that such company will actually conduct its affairs in a manner that is less destructive to the environment, or that will actually promote positive social and economic developments or otherwise contribute to a sustainable future, and that same company may also fail to satisfy other ESG standards, in some cases even egregiously. In addition, Matthews may utilize third party data to evaluate ESG factors which may be incomplete or inaccurate and cause Matthews to incorrectly assess the ESG characteristics a security or issuer. Funds with sustainability investment strategies are generally suited for long-term rather than short-term investors.
There are no universally agreed upon objective standards for assessing ESG standards for companies. Rather, the Fund’s standards tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other factors. The Fund’s ESG standards can vary over different periods, can evolve over time and tend to be stated broadly and applied flexibly. They may also be difficult to apply consistently across regions, countries, industries or sectors. In some cases, Matthews will consider an investment to be eligible for the Fund where a company has expressed a goal or objective and has started to take actions that, if successful, would satisfy the Fund’s ESG standards in the judgment of Matthews.
Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth stocks may go in and out of favor over time and may perform differently than the market as a whole.
Equity Securities Risk: Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities may be affected by changes in an issuer’s financial condition, factors that affect a particular industry or industries, or as a result of changes in overall market, economic and political conditions that are not specifically related to a company or industry.
Preferred Stock Risk: Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of such stocks to decline.
Depositary Receipts Risk: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
Volatility Risk: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares to go up or down dramatically. Because of this volatility, this Fund is better suited for long-term investors (typically five years or longer).
Convertible Securities Risk: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade (referred to as “junk bonds”) if rated. Therefore, credit risk may be greater for the Fund than for other funds in higher-grade securities. These securities are also subject to greater liquidity risk than many other securities.
Credit Risk: Credit risk refers to the risk that an issuer may default in the payment of principal and/or interest on an instrument.
Interest Rate Risk: Fixed-income securities may decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise.
High Yield Securities Risk: High yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. These securities typically entail greater potential price volatility and are considered predominantly speculative. Issuers of high yield securities may also be more susceptible to adverse economic and competitive industry conditions than those of higher-rated securities.
Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of smaller companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general.
Risks Associated with Medium‑Size Companies: Medium‑size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Country Concentration Risk: The Fund may invest a significant portion of its total net assets in the securities of issuers located in a single country. An investment in the Fund therefore may entail greater risk than an investment in a fund that does not concentrate its investments in a single or small number of countries because these securities may be more sensitive to adverse social, political, economic or regulatory developments affecting that country or countries. As a result, events affecting a single or small number of countries may have a significant and potentially adverse impact on the Fund’s investments, and the Fund’s performance may be more volatile than that of funds that invest globally.
Risks Associated with China and Hong Kong: The Chinese government exercises significant control over China’s economy through its industrial policies, monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies in China. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. As demonstrated by Hong Kong protests in recent years over political, economic, and legal freedoms, and the Chinese government’s response to them, considerable political uncertainty continues to exist within Hong Kong. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected and have an adverse effect on the Fund’s investments.
Risks Associated with India: Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the Indian economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.
Religious, cultural and military disputes persist in India and between India and Pakistan (as well as sectarian groups within each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.
Risks Associated with Europe: The economies of countries in Europe are in different stages of economic development and are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the decision by the UK to withdraw from the EU (an event commonly known as “Brexit”). There is uncertainty surrounding the ultimate impact of Brexit on the UK, the EU and the broader global economy. An exit by any member countries from the EU or the Economic and Monetary Union of the EU, or even the prospect of such an exit, could lead to increased volatility in European markets and negatively affect investments both in issuers in the exiting country and throughout Europe. In addition, while many countries in western Europe are considered to have developed markets, many eastern European countries are less developed, and investments in eastern European countries, even if denominated in Euros, may involve special risks associated with investments in emerging markets. See “Risks Associated with Emerging and Frontier Markets” above. In addition, Russia’s recent military incursions in Ukraine have led to sanctions being levied against Russia by the United States, EU and other countries, which has adversely affected and may continue to affect European and global energy and financial markets, which in turn could affect the value of the Fund’s investments.
Active Management Risk: The Fund is actively managed by Matthews. There is the risk that Matthews may select secu-
rities that underperform the relevant stock market(s), the Fund’s benchmark index or other funds with similar investment objectives and investment strategies.
Sector Concentration Risk: To the extent that the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Fund may face more risks than if it were diversified broadly over numerous sectors.
–	Industrial Sector Risk: As of December 31, 2022, 25% of the Fund’s assets were invested in the industrial sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.
–	Financial Sector Risk: As of December 31, 2022, 20% of the Fund’s assets were invested in the financial sector. : Financial companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition and other sector-specific factors.
Cybersecurity Risk: With the increased use of technologies such as the internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund could go down, meaning you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. Before July 29, 2022, the Fund was managed with a slightly different investment strategy and may have achieved different performance results under its current investment strategy from the performance shown for periods before that date. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month‑end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.789.ASIA (2742)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31 INVESTOR CLASS:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 2020 31.80% Worst Quarter Q1 2020 -23.65%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2022
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 29, 2022, in connection with changes to the Fund’s name and principal investment strategies, the primary benchmark changed from the MSCI All Country Asia ex Japan Index to the MSCI Emerging Markets Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee on Redemptions (for wire redemptions only)	rr_MaximumAccountFee	$ 9
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[1]
One year	rr_ExpenseExampleYear01	$ 126
Three years	rr_ExpenseExampleYear03	393
Five years	rr_ExpenseExampleYear05	681
Ten years	rr_ExpenseExampleYear10	$ 1,500
2016	rr_AnnualReturn2016	(1.40%)
2017	rr_AnnualReturn2017	33.79%
2018	rr_AnnualReturn2018	(9.73%)
2019	rr_AnnualReturn2019	12.55%
2020	rr_AnnualReturn2020	42.87%
2021	rr_AnnualReturn2021	11.76%
2022	rr_AnnualReturn2022	(14.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.65%)
1 year	rr_AverageAnnualReturnYear01	(14.38%)
5 years	rr_AverageAnnualReturnYear05	6.79%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015
MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee on Redemptions (for wire redemptions only)	rr_MaximumAccountFee	$ 9
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[1]
One year	rr_ExpenseExampleYear01	$ 113
Three years	rr_ExpenseExampleYear03	353
Five years	rr_ExpenseExampleYear05	612
Ten years	rr_ExpenseExampleYear10	$ 1,352
1 year	rr_AverageAnnualReturnYear01	(14.32%)
5 years	rr_AverageAnnualReturnYear05	6.97%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015
MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE FUND | Return after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(15.43%)	[2]
5 years	rr_AverageAnnualReturnYear05	5.37%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.01%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015	[2]
MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE FUND | Return after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(7.79%)	[2]
5 years	rr_AverageAnnualReturnYear05	5.12%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015	[2]
MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE FUND | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(19.74%)	[3]
5 years	rr_AverageAnnualReturnYear05	(1.03%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.63%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015	[3]
MATTHEWS EMERGING MARKETS SUSTAINABLE FUTURE FUND | MSCI All Country Asia ex Japan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(19.36%)	[3]
5 years	rr_AverageAnnualReturnYear05	(0.34%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015	[3]

[1]
“Total Annual Fund Operating Expenses” do not reflect the expense reimbursement the Fund was providing the Advisor during the fiscal year ended December 31, 2022, which increased the Fund’s net expense ratio for that year. Those expense reimbursements were made pursuant to an operating expenses agreement (the “Operating Expenses Agreement”) and related to fees previously waived and/or expenses previously reimbursed by the Advisor. Matthews does not anticipate that the Fund will provide such reimbursement during fiscal year 2023. The Operating Expenses Agreement is described under “Management of the Funds.”

[2]
After‑tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

[3]
Effective July 29, 2022, in connection with changes to the Fund’s name and principal investment strategies, the primary benchmark changed from the MSCI All Country Asia ex Japan Index to the MSCI Emerging Markets Index.